UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund
June 30, 2008
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.76%
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	$3,500	$3,901,415
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.55%, 2-1-42 (A)	2,500	2,405,925
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,308,544
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,083,011
		8,698,895
California - 2.55%
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 A,
5.45%, 2-1-48	3,110	2,927,972
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 C,
5.3%, 2-1-49	9,185	8,828,898
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	861,620
		12,618,490
Colorado - 9.23%
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,148,654
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11-15-14	4,000	4,041,680
5.25%, 11-15-13	6,000	6,074,220

Colorado Educational and Cultural Facilities Authority, Charter
      School Revenue Bonds, Collegiate Academy of Colorado
      Project, A Charter School Created by Jefferson County School
      District R-1, Jefferson County, State of Colorado, Series 2002:

7.375%, 12-15-21	1,000	1,068,390
7.5%, 12-15-31	3,000	3,210,450
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A:
5.25%, 1-1-16	1,000	981,810
5.75%, 1-1-37	1,500	1,333,680
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.45%, 12-1-34	1,000	819,620
5.4%, 12-1-27	1,000	849,320
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	210	213,564
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	2,673,180
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.2%, 12-1-37	5,000	5,049,300
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,339,863
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	935,528
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,118,894
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12-1-36	1,445	1,080,195
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,387,700
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.25%, 12-1-37	1,925	1,525,139
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	964,680
Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008,
7.75%, 12-1-37	5,000	4,987,950
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.2%, 12-1-34	2,000	1,804,000
		45,607,817
Connecticut - 1.47%
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Lightand Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,506,225
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	4,735	4,736,847
		7,243,072
Delaware - 0.20%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
5.9%, 1-1-26	375	350,981
6.0%, 1-1-35	700	623,826
		974,807
Florida - 1.18%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,850,600

Georgia - 1.06%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004A,
7.25%, 1-1-35 (B)	4,625	2,875,039
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-24	660	677,893
7.4%, 1-1-34	1,650	1,667,902
		5,220,834
Illinois - 4.07%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.05%, 12-15-19	1,000	1,010,470
6.35%, 12-15-24	2,975	3,017,959
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.7%, 5-1-36	1,500	1,298,265
5.0%, 5-1-26	4,550	3,882,333
Illinois Finance Authority, Revenue Bonds (Monarch Landing, Inc. Facility), Series 2007 A,
7.0%, 12-1-37	1,500	1,470,585
Illinois Finance Authority, Revenue Bonds (The Landing at Plymouth Place Project), Series 2005A,
6.0%, 5-15-25	1,500	1,410,555
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A,
5.875%, 2-15-26	1,000	920,180
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,600	2,196,012
Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.35%, 3-1-31	1,250	1,120,075
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12-1-36	2,675	2,302,158
Village of McCook, Cook County, Illinois, General Obligation Bonds, Series 2008,
5.1%, 12-1-28	1,515	1,479,261
		20,107,853
Indiana - 0.97%
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.0%, 1-15-17	3,000	2,921,940
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1-15-27	2,165	1,865,537
		4,787,477
Iowa - 3.26%
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	4,440	4,191,893
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	4,479,400

City of Coralville, Iowa (Coralville Marriott Hotel and Convention
      Center), Certificates of Participation Evidencing Undivided
      Proportionate Interestsin Base Lease Payments Pursuant to a
      Lease Purchase Agreement, Series 2006D,

5.25%, 6-1-26	1,200	1,190,316
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.75%, 11-15-37	4,000	3,832,520
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11-15-21	2,650	2,412,056
		16,106,185
Kansas - 9.48%
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
5.75%, 1-15-06 (B)	75	26,250
6.25%, 1-15-13 (B)	270	94,500
6.375%, 1-15-20 (B)	325	113,750
6.5%, 1-15-28 (B)	4,470	1,564,500
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital):
5.125%, 7-1-26	500	486,540
5.125%, 7-1-36	2,200	2,067,912
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.0%, 4-1-27	4,920	4,629,720
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,626,851
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Catholic Care Campus, Inc.), Series 2006A,
6.0%, 11-15-38	4,750	4,309,010
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.5%, 9-1-26	1,000	912,070
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006,
5.0%, 12-1-16	1,325	1,233,429
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006,
5.0%, 12-1-28	1,850	1,524,159
City of Wichita, Kansas, Special Obligation Tax Increment Revenue Bonds (Broadway Plaza Project), Series 2008A,
6.75%, 3-1-27	1,425	1,365,178
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006A-3 Bonds,
5.3%, 12-1-28	2,320	2,338,142
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-1 Bonds,
5.3%, 12-1-38	4,305	4,187,387
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-2 Bonds,
5.25%, 12-1-38	4,525	4,457,306
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2006B-4 Bonds,
5.55%, 12-1-38	4,705	4,658,138
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007A-1 Bonds,
5.5%, 12-1-38	4,880	4,837,251
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds (KU Health System), Series 2006,
5.0%, 9-1-36	3,750	3,418,012
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9-1-26	1,000	1,025,250
		46,875,355
Louisiana - 0.76%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.35%, 9-1-38	3,822	3,743,865

Massachusetts - 1.61%
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10-1-31	2,900	2,460,070
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A (Tax-Exempt),
5.75%, 11-15-42	2,375	2,028,321
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.5%, 12-1-13	1,000	1,008,960
5.6%, 12-1-19	2,500	2,458,550
		7,955,901
Michigan - 1.09%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	1,500	1,443,090
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.5%, 2-1-36	1,000	905,510
6.375%, 2-1-26	1,000	939,200
The Economic Development Corporation of the Charter Township of Meridian, Limited Obligation First Mortgage, Revenue Refunding Bonds (Burcham Hills Retirement Center II Project), Series 2007A-1,
5.25%, 7-1-26	1,595	1,435,245
The Economic Development Corporation of the City of East Lansing, Limited Obligation First Mortgage, Revenue Bonds (Burcham Hills Retirement Center II Project), Series 2007B-1,
5.25%, 7-1-37	775	642,320
		5,365,365
Minnesota - 0.64%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	3,500	3,146,465

Mississippi - 0.38%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.0%, 12-1-15	590	591,788
5.25%, 12-1-21	1,350	1,313,226
		1,905,014
Missouri - 19.38%
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	351,728
City of Ballwin, Missouri, Tax Increment Refundingand Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,170,938
City of Belton, Missouri, Certificates of Participation, Series 2008,
5.25%, 3-1-29	250	240,828
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	500	441,000
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	1,000	952,000
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.0%, 3-1-19	2,610	2,527,994
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-24	860	802,466
5.625%, 4-1-27	1,500	1,354,275
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	3,837,400
City of Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Refunding Revenue Bonds (Harrisonville Towne Center Project), Series 2007,
4.625%, 11-1-28	1,630	1,522,827
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
4.75%, 11-1-16	1,880	1,784,252
5.0%, 11-1-23	2,780	2,542,755
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
5.6%, 3-1-11	270	272,014
5.6%, 3-1-17	685	697,124
6.1%, 3-1-25	1,390	1,401,954
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2007,
5.5%, 10-1-22	600	544,740
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	650	604,682
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,559,308
City of Raytown, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	2,625	2,591,400
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,019,260
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3-1-26	3,650	3,314,675
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.55%, 10-1-36	285	254,183
5.25%, 10-1-21	525	503,192
5.4%, 10-1-26	760	705,006
5.5%, 10-1-31	1,160	1,044,800
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,735,748
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
5.25%, 3-1-25	500	504,765
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2008D,
5.75%, 4-1-33	750	757,725
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	930,772
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.625%, 12-1-28	1,000	1,003,680
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2008D,
5.75%, 1-1-38	1,000	1,006,570
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
6.0%, 3-1-15	1,000	1,050,730
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006C,
5.0%, 3-1-28	1,100	1,052,150
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.0%, 6-1-20	1,000	1,065,730
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.5%, 12-1-24	2,000	2,014,920
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,165,331
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,637,550
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Centerpoint Project), Series 2007E,
5.125%, 4-1-27	3,075	3,029,244
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,505,530
Missouri Development Finance Board, Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.5%, 11-1-27	3,500	2,565,500
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.75%, 4-1-27	1,250	1,109,525
The Branson, Missouri, Regional Airport Transportation Development District, Airport Revenue Bonds (Branson, Missouri Airport Project), Series 2007B (AMT),
6.0%, 7-1-37	1,500	1,282,080
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,235,720
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.75%, 3-1-27	1,970	1,724,696
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
5.0%, 4-1-27	1,325	1,323,304
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,001,140
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series 2006,
5.0%, 3-1-22	500	483,625
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	574,690
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.25%, 1-1-24	1,000	984,420
The Industrial Development Authority of the City of Lee's Summit, Missouri, Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.75%, 3-1-29	1,185	1,058,691
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994,
6.5%, 1-1-35	1,500	1,498,110
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	2,500	2,349,700
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,399,900
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11-1-29	3,000	2,817,270
The Industrial Development Authority of the City of Lee's Summit, Missouri, Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	4,000	3,263,560

The Industrial Development Authority of the City of St. Louis,
      Missouri, Tax Increment and Community Improvement District
      Refunding Revenue Bonds, Series 2007 (Loughborough
      Commons Redevelopment Project),

5.75%, 11-1-27	4,000	3,623,200
The Industrial Development Authority of the Countyof St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	2,000	1,879,320
The Industrial Development Authority of the Countyof Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.85%, 4-1-29	3,000	2,989,710
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.25%, 4-1-25	400	350,984
5.0%, 10-1-20	800	735,416
		95,751,807
Nevada - 0.68%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
6.375%, 8-1-23	1,475	1,435,278
5.8%, 8-1-15	1,960	1,919,898
		3,355,176
New Hampshire - 0.64%
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	530	483,477
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.0%, 7-1-12	625	636,994
5.75%, 7-1-22	2,000	2,030,320
		3,150,791
New Jersey - 3.06%
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1-1-38	1,750	1,525,493
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
6.375%, 4-1-18	2,385	2,725,316
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT),
5.5%, 4-1-12	4,450	4,503,311
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.75%, 1-1-25	710	664,766
New Jersey Economic Development Authority, Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A,
5.875%, 1-1-37	1,230	1,103,125
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	4,617,608
		15,139,619
New York - 7.76%
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,458,739
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.7%, 1-1-43	4,000	3,983,960
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	3,103,030
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,852,760
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,152,600
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	2,810	2,784,148
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,665	4,676,942
Suffolk County Industrial Development Agency, Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	3,000	2,705,460
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (Stateof New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-18 (C)	15,000	15,613,650
		38,331,289
North Carolina - 1.74%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,086,980
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,106,340
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999 D,
6.7%, 1-1-19	2,500	2,596,125
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	1,796,360
		8,585,805
Ohio - 0.68%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.75%, 6-1-34	2,000	1,716,900
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,664,850
		3,381,750
Oklahoma - 2.50%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,435,350
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series A (AMT),
5.4%, 10-1-38	4,845	4,850,330
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9-1-36	3,650	3,702,706
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	2,400	2,369,448
		12,357,834
Oregon - 0.03%
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	150,000

Pennsylvania - 3.23%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A,
5.0%, 11-15-28	1,500	1,246,335
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A,
5.0%, 11-15-17	3,000	2,770,980
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,795,400
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	2,895	2,898,561
7.35%, 7-1-22	3,400	3,273,826
		15,985,102
Rhode Island - 0.28%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,401,498

South Carolina - 1.78%
South Carolina Jobs - Economic Development Authority, First Mortgage Health Care Facilities, Refunding and Revenue Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007,
5.625%, 5-1-42	1,000	838,250
South Carolina Jobs - Economic Development Authority, Revenue Bonds (The Woodlands at Furman Project), Series 2007A,
6.0%, 11-15-37	1,000	890,690
South Carolina Jobs - Economic Development Authority, Revenue Bonds (The Woodlands at Furman Project), Series 2007A,
6.0%, 11-15-42	2,500	2,199,475
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.0%, 6-1-18	5,000	4,875,100
		8,803,515
Tennessee - 2.36%
Memphis-Shelby County Airport Authority, Airport Revenue Bonds, Series 1999D,
6.0%, 3-1-19	5,000	5,075,500
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-36	1,250	1,118,550
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.8%, 5-1-19	1,925	1,901,592
6.9%, 5-1-29	3,750	3,563,288
		11,658,930
Texas - 6.11%
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,752,780
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.25%, 11-1-11	500	496,355
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-13	600	586,998
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-12	600	592,206
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannlock Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-15	700	663,782
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.25%, 2-15-14	700	678,790
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.25%, 11-1-12	1,000	984,750
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds,
5.75%, 11-1-36	1,500	1,254,135
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds,
5.5%, 2-15-27	1,500	1,285,815
Hopkins County Hospital District (A political subdivision on the State of Texas located in the Hopkins County), Hospital Revenue Bonds, Series 2008,
6.0%, 2-15-38	1,750	1,679,790
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7-1-36	5,000	4,860,650
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	1,000	1,079,320
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-26	750	734,422
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	5,015	4,759,837
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.75%, 11-15-37	6,000	5,209,800
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	4,100	3,562,941
		30,182,371
Vermont - 0.04%
Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2006A,
5.375%, 5-1-36	250	209,282

Virginia - 3.15%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A (Fixed Rate Bonds):
5.5%, 7-1-37	2,500	2,093,550
5.4%, 7-1-27	2,500	2,207,400
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.0%, 1-1-25	1,000	946,950
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A,
6.125%, 1-1-35	3,640	3,350,110
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,135	3,164,626
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9-1-18	4,000	3,807,880
		15,570,516
Washington - 0.91%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,009,600
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8-15-36	1,500	1,478,775
		4,488,375
Wisconsin - 0.39%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11-15-36	2,000	1,935,120

Wyoming - 0.90%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	450,253
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.5%, 1-1-38	4,000	4,005,840
		4,456,093

TOTAL MUNICIPAL BONDS - 95.33%		$471,102,868

(Cost: $496,733,393)

SHORT-TERM SECURITIES

Commercial Paper
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.8%, 7-2-08	2,652	2,651,794
Sonoco Products Co.,
3.1%, 7-1-08	10,553	10,553,000
Starbucks Corporation,
2.9%, 7-1-08	4,001	4,001,000

Total Commercial Paper - 3.48%		17,205,794

Municipal Obligations
Colorado

Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No.02-01, Special
      Assessment Revenue Refunding and Improvement Bonds,
      Series 2002 (Wells Fargo Bank, N. A.),

1.55%, 7-3-08 (A)	3,695	3,695,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank National Association),
1.6%, 7-2-08 (A)	780	780,000
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007 (Wells Fargo Bank, N.A.),
1.55%, 7-2-08 (A)	1,400	1,400,000

Total Municipal Obligations - 1.19%		5,875,000

TOTAL SHORT-TERM SECURITIES - 4.67%		$23,080,794

(Cost: $23,080,794)

TOTAL INVESTMENT SECURITIES - 100.00%		$494,183,662

(Cost: $519,814,187)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)Underlying security in inverse floating rate trust certificates.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008